FUTURE POLICY BENEFITS (Tables)	6 Months Ended
Jun. 30, 2023
Insurance [Abstract]
Schedule of Changes in the Liability for Future Policy Benefits
The reconciliation of the balances described in the table below to the future policy benefits in the statements of financial position is as follows.

AS AT JUN. 30, 2023 AND DEC. 31, 2022 US$ MILLIONS	2023	2022
Future policy benefits
Direct Insurance	$3,218	$3,136
Pension Risk Transfer	3,676	2,964
Deferred profit liability
Direct Insurance	58	24
Pension Risk Transfer	229	187
Other contracts and VOBA liability	1,682	1,700
Total future policy benefits	$8,863	$8,011
The balances and changes in the liability for future policy benefits are as follows:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Present value of expected net premiums
Balance, beginning of period	$3,775	$—	$3,775
Beginning balance at original discount rate	4,087	—	4,087
Effect of changes in cash flow assumptions	21	—	21
Effect of actual variances from expected experience	(26)	—	(26)
Adjusted beginning of period balance	4,082	—	4,082
Issuances	67	657	724
Interest accrual	62	6	68
Net premiums collected	(200)	(663)	(863)
Derecognitions (lapses and withdrawals)	(16)	—	(16)
Ending balance at original discount rate	3,995	—	3,995
Effect of changes in discount rate assumptions	(238)	—	(238)
Balance, end of period	$3,757	$—	$3,757

Present value of expected future policy benefits
Balance, beginning of period	$6,909	$2,966	$9,875
Beginning balance at original discount rate	7,546	3,307	10,853
Effect of changes in cash flow assumptions	21	(11)	10
Effect of actual variances from expected experience	(24)	(17)	(41)
Adjusted beginning of period balance	7,543	3,279	10,822
Issuances	67	660	727
Interest accrual	113	72	185
Benefit payments	(247)	(133)	(380)
Derecognitions (lapses and withdrawals)	(16)	—	(16)
Foreign currency translation	—	75	75
Ending balance at original discount rate	7,460	3,953	11,413
Effect of changes in discount rate assumptions	(485)	(271)	(756)
Effect of foreign currency translation on the effect of changes in discount rate assumptions	—	(6)	(6)
Balance, end of period	6,975	3,676	10,651

Net liability for future policy benefits	3,218	3,676	6,894
Less: Reinsurance recoverables	(58)	(55)	(113)
Net liability for future policy benefits, after reinsurance recoverable	$3,160	$3,621	$6,781

AS AT JUN. 30, 2023	Direct Insurance	Pension Risk Transfer
Weighted-average liability duration of future policy benefits (years)	13	9

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Present value of expected net premiums
Acquisition from business combination	4,188	—	4,188
Issuances	18	1,073	1,091
Interest accrual	6	11	17
Net premiums collected	(37)	(1,084)	(1,121)
Foreign currency translation	—	—	—
Ending balance at original discount rate	4,175	—	4,175
Effect of changes in discount rate assumptions	(99)	—	(99)
Effect of changes in discount rate assumptions	(99)	—	(99)
Balance, end of period	$4,076	$—	$4,076

Present value of expected future policy benefits
Balance, beginning of period	$—	$2,171	$2,171
Beginning balance at original discount rate	—	2,071	2,071
Effect of changes in cash flow assumptions	—	(11)	(11)
Effect of actual variances from expected experience	—	6	6
Adjusted beginning of period balance	—	2,066	2,066
Acquisition from business combination	7,665	—	7,665
Issuances	18	1,092	1,110
Interest accrual	11	42	53
Benefit payments	(46)	(70)	(116)
Derecognitions (lapses and withdrawals)	—	—	—
Foreign currency translation	—	(55)	(55)
Ending balance at original discount rate	7,648	3,075	10,723
Effect of foreign currency translation on the effect of changes in discount rate assumptions	—	3	3
Effect of changes in discount rate assumptions	(202)	(313)	(515)
Balance, end of period	7,446	2,765	10,211

Net liability for future policy benefits	3,370	2,765	6,135
Less: Reinsurance recoverables	(73)	(99)	(172)
Net liability for future policy benefits, after reinsurance recoverable	$3,297	$2,666	$5,963

AS AT JUN. 30, 2022	Direct Insurance	Pension Risk Transfer
Weighted-average liability duration of future policy benefits (years)	13	9

The amount of undiscounted expected gross premiums and expected future benefit payments follows:

	2023		2022
AS AT JUN. 30 US$ MILLIONS	Undiscounted	Discounted	Undiscounted	Discounted
Direct Insurance
Expected future benefit payments	$14,404	$6,975	$14,479	$7,446
Expected future gross premiums	9,516	4,948	9,743	5,249

Pension Risk Transfer
Expected future benefit payments	6,061	3,676	4,607	2,765
Expected future gross premiums	—	—	—	—

Total
Expected future benefit payments	20,465	10,651	19,086	10,211
Expected future gross premiums	9,516	4,948	9,743	5,249
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE THREE MONTHS ENDED JUN. 30 US$ MILLIONS	Gross Premiums or Assessments		Interest Expense
	2023	2022	2023	2022
Direct Insurance	$160	$47	$51	$5
Pension Risk Transfer	499	1,128	37	15

FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	Gross Premiums or Assessments		Interest Expense
	2023	2022	2023	2022
Direct Insurance	$292	$47	$74	$5
Pension Risk Transfer	675	1,237	37	15
The weighted-average interest rate follows:

FOR THE SIX MONTHS ENDED JUN. 30	2023	2022
Direct Insurance
Interest accretion rate	5%	4%
Current discount rate	5%	5%

Pension Risk Transfer
Interest accretion rate	5%	3%
Current discount rate	6%	4%
For limited payment traditional life permanent contracts, DPL is amortized over face amount for limited payment traditional life permanent contracts.

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of period	$24	$187	$211
Effect of changes in cash flow assumptions	—	11	11
Effect of actual variances from expected experience	—	21	21
Adjusted beginning of period balance	24	219	243
Profits deferred	34	10	44
Interest accrual	1	4	5
Amortization	(1)	(8)	(9)
Foreign currency translation	—	4	4
Balance, end of period	$58	$229	$287

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2022 US$ MILLIONS	Direct Insurance	Pension Risk Transfer	Total
Balance, beginning of period	$—	$158	$158
Effect of changes in cash flow assumptions	—	12	12
Effect of actual variances from expected experience	—	(6)	(6)
Adjusted beginning of period balance	—	164	164
Acquisition from business combination	—	—	—
Profits deferred	3	30	33
Interest accrual	—	3	3
Amortization	—	(6)	(6)
Foreign currency translation	—	(3)	(3)
Balance, end of period	$3	$188	$191